Submission	Nov. 01, 2024
Submission [Line Items]
Central Index Key	0000895417
Registrant Name	Equity LifeStyle Properties, Inc.
Registration File Number	333-277426
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES